                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                              ENDED MAY 31, 1999

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

KEMPER MULTI-MARKET
INCOME TRUST

            "... Despite giving back a portion of its gains in May, the fund outperformed its peer group average during the first half of the fiscal year. ..."

                                                             [KEMPER FUNDS LOGO]

Contents
3
Economic Overview
5
Management Team
6
Performance Update
8
Portfolio Statistics
9
Portfolio Of Investments
18
Financial Statements
20
Notes To Financial Statements
22
Financial Highlights
23
Shareholders' Meeting



AT A GLANCE
--------------------------------------------------------------------------------
KEMPER MULTI-MARKET INCOME TRUST
TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 1999

                                 BASED ON    BASED ON
                                 NET ASSET    MARKET
                                   VALUE      PRICE
--------------------------------------------------------------------------------
KEMPER MULTI-MARKET
INCOME TRUST                       0.64%      4.47%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE AND MARKET PRICE
--------------------------------------------------------------------------------
                                    AS OF     AS OF
                                   5/31/99   11/30/98
--------------------------------------------------------------------------------
NET ASSET VALUE                    $10.07     $10.42
--------------------------------------------------------------------------------
MARKET PRICE                       $ 9.25     $ 9.25
--------------------------------------------------------------------------------

THE FUND MAY INVEST IN LOWER-RATED AND NON-RATED SECURITIES, WHICH PRESENT GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGHER RATED SECURITIES, AND IN FOREIGN SECURITIES, WHICH PRESENT SPECIAL RISK CONSIDERATIONS INCLUDING FLUCTUATING FOREIGN EXCHANGE RATES, FOREIGN GOVERNMENT REGULATIONS AND DIFFERING DEGREES OF LIQUIDITY.

--------------------------------------------------------------------------------
DIVIDEND REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND INFORMATION FOR THE FUND AS OF MAY 31, 1999

                                        KEMPER
                                     MULTI-MARKET
                                     INCOME TRUST
--------------------------------------------------------------------------------
SIX-MONTHS INCOME                      $0.4075
--------------------------------------------------------------------------------
MAY DIVIDEND                           $0.0700
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE (BASED
ON NET ASSET VALUE)                       8.34%
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE (BASED
ON MARKET PRICE)                          9.08%
--------------------------------------------------------------------------------


STATISTICAL NOTE: CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE/MARKET PRICE ON THE DATE SHOWN. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. TOTAL RETURN MEASURES AGGREGATE CHANGE IN NET ASSET VALUE/MARKET PRICE ASSUMING REINVESTMENT OF DIVIDENDS. MARKET PRICE, DISTRIBUTION RATES, NET ASSET VALUE AND RETURNS ARE HISTORICAL AND WILL FLUCTUATE AND DO NOT GUARANTEE FUTURE RESULTS. ADDITIONAL INFORMATION CONCERNING PERFORMANCE IS CONTAINED IN THE FINANCIAL HIGHLIGHTS APPEARING AT THE END OF THIS REPORT.

TERMS TO KNOW

EASE Occurs when the Federal Reserve Board of Governors changes monetary policy by decreasing the federal funds rate.

FEDERAL FUNDS (Fed funds) Commercial banks are required to keep these funds on deposit at the Federal Reserve Bank in their district. In order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed funds market." The interest rate on these loans is called the "Fed funds rate" and is the key money market rate that influences all other short-term rates.

FEDERAL FUNDS RATE The interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. Often considered the most sensitive indicator of the direction of interest rates.

FLIGHT-TO-QUALITY BUYING A term describing investors who increase their allocation to U.S. Treasuries and other high quality securities from riskier securities in time of global economic uncertainty.

HEDGING A strategy used to help protect an investment. Financial managers can use any number of technical and nontechnical procedures to hedge or help guard against the possibility of a loss on an investment.

HIGH-YIELD BONDS Issued by companies, often without long track records of sales and earnings, or by those with questionable credit strength and pay a higher yield to investors to help compensate for their greater risk of loss to principal and interest than higher quality bonds. High-yield bonds carry a credit rating of BB or lower from either Moody's or Standard & Poor's bond rating services and are considered to be "below investment grade" by these rating agencies. Such bonds may also be unrated.

U.S. TREASURIES These debt securities are issued by the U.S. Treasury and include Treasury bills, Treasury bonds and Treasury notes. They are considered the safest of all securities. Their safety rests in the power of the U.S. government to obtain tax revenues to repay its obligations, and in its historical record of always having done so.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON, MASS. HE IS A MEMBER OF BOTH THE BLUE CHIP ECONOMIC AND FINANCIAL SURVEYS, AND SERVES ON THE POLICY ADVISORY COMMITTEES OF THE FEDERAL RESERVE BOARDS OF CHICAGO AND CLEVELAND.

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $280 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.

DEAR KEMPER FUNDS SHAREHOLDER:

As expected, the Federal Reserve Board raised its federal funds interest rate (the rate at which banks lend to each other overnight) by one-fourth of a percentage point in June. Although higher interest rates tend to have a dampening effect on the market, investors rallied in response to this move. The Dow Jones Industrial Average, which was down 50 points before the Fed's statement on June 30, reversed course and ended the day at its highest closing level in six weeks. The Dow went on to close at a record-setting high of 11,187 on July 7.

  What led to the interest rate hike, and why does the market reaction suggest that investors are happy about it?

  It is generally recognized that a modest rate hike by the Fed may be effective in slowing the economy sufficiently to suppress any simmering inflationary pressures. Although the economy has been strong, there are concerns that it will be unable to maintain its current rate of growth without prompting inflationary pressures -- which is at the heart of the Fed's decision to raise interest rates. The Fed is acting now to be proactive. In the past, Fed policy has been reactive, which meant that the Fed tended to respond to inflation only when it picked up. A rate hike now is intended to halt any future buildup in inflation. Moreover, by hinting at an increase well in advance -- then by limiting the increase to 25 basis points -- the Fed relieved worried investors and gave a boost to the financial markets.

  Despite the minor rate increase, the long-term economic situation appears to be positive. The federal budget surplus continues to benefit from good revenue gains (which are based on good income gains, especially for households), good capital gains and continued restraint in federal spending. The surplus this year is expected to approach $100 billion.

  This positive environment is exactly what sometimes poses risk for investors, and is key to understanding recent volatility in the market. A strong economy has the potential to feed inflation fears and drive up interest rates. Indeed, recent market events illustrate the domino effect of investors reacting to positive economic news, which they consider troubling at this point, more than eight years into the economic expansion. Prior to its strong close in the second quarter, the steady stream of positive economic news led to a sell-off in the financial markets based on fears that the strong pace of economic growth would eventually lead to higher inflation. The benchmark 30-year Treasury bond yield rose, which pulled stocks lower.

  Where can we expect to go from here? The fundamentals by which we judge the health of the economy suggest continued growth as we move into the second half of 1999. For example, the gross domestic product (GDP), the value of all goods and services produced in the U.S., is expected to rise at an annual rate of 4 percent in the first half of 1999, following a tremendous fourth-quarter surge of 6 percent. This is very much in line with what we've grown accustomed to over the past year -- over the four quarters of 1998, the U.S. economy expanded by
4.3 percent. Some people aren't surprised at all by strong GDP growth that once would have alarmed them. That's partially because we've grown accustomed to a strong economy. But it's also because we've been able to absorb growth without driving up inflation. That's important for investors. If prices had been rising as the economy was growing, the Fed would have most likely raised short-term interest rates earlier and more drastically, and that would have changed the financial market outlook.

  However, we do see some vulnerability on the economic front. Trade is a weak spot in the economy right now. Exports of U.S. goods and services dropped in the first half of 1999, while imports soared. This reflects the fact that the U.S. is one of the few countries financially fit enough to buy goods produced elsewhere in the world. But for as long as less vibrant international economies are unable to buy U.S. goods, the profitability of U.S. companies trying to export will be challenged.

  When you think about it, vulnerability in regard to the international economy is nothing new. Globally, the outlook is slightly more positive than it was a few months ago. For example, the European markets are slowing down, which has already led to the European Central Bank lowering interest rates in order to boost domestic spending. In many countries in Europe there are no fixed-rate mortgages, only adjustable-rate mortgages. When interest rates go down, mortgage payments are reduced and homeowners can spend money elsewhere. This has a huge impact on consumer spending, and will help European equities over time. Additionally, the situation in Japan remains unchanged. And, problems in the emerging markets haven't had the negative impact many people expected -- both the Mexican and Brazilian stock markets have actually risen in the past two months.

  But don't forget that international crises have the potential to affect the U.S. markets dramatically. Although the Kosovo crisis seems to be waning, past increases in military spending on Kosovo by the 11 European Monetary Union (EMU) countries could force them to spend less in other areas, which could have economic implications, including higher interest rates. That's because many European countries (especially Italy) have small economies and

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
 ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.

       THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

                                  [BAR GRAPH]

                                           NOW (6/30/99)           6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           -------------           ------------            ----------            -----------
Ten Year Treasury Rate                          5.90                   4.81                   5.65                   6.69
Prime Rate                                      7.75                   8.49                   8.50                   8.30
Inflation*                                      2.03                   1.62                   1.44                   3.03
The U.S. Dollar*                                -2.4                   4.31                   4.88                   8.58
Capital goods orders*                           7.73                  11.44                   8.10                   5.52
Industrial production *                         1.72                   3.58                   5.05                   5.86
Employment growth*                              2.15                   2.48                   2.61                   2.51

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.

(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.

(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.

(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.

(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.

(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.

*   DATA AS OF MAY 31, 1999.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

little leeway in their budgets. Consequently, those countries financed unplanned military expenditures by selling government bonds -- which, in Europe's small bond market, typically raises interest rates. As an example, consider Italy, which recently asked for more leeway on its deficit targets. When leeway was granted, this led to a further sell-off in the eurodollar.

  The international situation alone, however, is by no means an indicator of a U.S. slowdown -- and without any such indications, complacency may be our greatest concern. It's easy to look at the current U.S. economic situation and behave as if no risk exists. But when you see the market soaring and are tempted to jump in, note that the bull market grew to records on the strength of just a few dozen stocks, while most other stock prices were flat or actually declined.

  In summary, there are concerns that the current economy is unsustainable and we soon could see an abrupt end. In many cases, however, people are looking for a slowdown because they are fearful growth will drive up inflation these are particularly older investors who are accustomed to inflation accompanying growth. But again, sustained inflation seems unlikely, so a sharp slowdown is not necessary. In the short term, we expect a modest economic slowdown but no recession. The best approach now, as in any market, is to diversify and invest for the long term.

  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ JOHN E. SILVIA

John E. Silvia

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF DR. JOHN SILVIA AS OF JUNE 9, 1999, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

MANAGEMENT TEAM

                        KEMPER MULTI-MARKET INCOME TRUST

                           PORTFOLIO MANAGEMENT TEAM


[BEIMFORD PHOTO]

J. PATRICK BEIMFORD, JR., JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1976 AND IS A MANAGING DIRECTOR AND LEAD PORTFOLIO MANAGER OF KEMPER MULTI-MARKET INCOME TRUST. HE IS A CHARTERED FINANCIAL ANALYST.

[CESSINE PHOTO]

ROBERT CESSINE IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS AND PORTFOLIO MANAGER OF KEMPER MULTI-MARKET INCOME TRUST. HE JOINED THE COMPANY IN 1993 AND IS A CHARTERED FINANCIAL ANALYST.

[DOYLE PHOTO]

DAN DOYLE IS A FIRST VICE PRESIDENT OF SCUDDER KEMPER INVESTMENTS AND A PORTFOLIO MANAGER OF KEMPER MULTI-MARKET INCOME TRUST. HE IS ALSO A CHARTERED FINANCIAL ANALYST.

[SALTZMAN PHOTO]

M. ISABEL SALTZMAN, A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS AND A PORTFOLIO MANAGER OF KEMPER MULTI-MARKET INCOME TRUST, IS ALSO THE SENIOR PORTFOLIO MANAGER FOR THE FIRM'S EMERGING MARKETS BOND GROUP. SHE JOINED THE ORGANIZATION IN 1990.

[VANDENBERG PHOTO]

RICHARD VANDENBERG, WITH MORE THAN 25 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE, IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS AND IS LEAD PORTFOLIO MANAGER OF SCUDDER KEMPER'S FIXED-INCOME GOVERNMENT AND MORTGAGE FUNDS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGEMENT TEAM ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

PERFORMANCE UPDATE

KEMPER MULTI-MARKET INCOME TRUST ENJOYED STRONG PERFORMANCE VERSUS ITS PEERS DURING THE FIRST SIX MONTHS OF THE FISCAL YEAR. HIGH YIELD CORPORATE BONDS AND EMERGING MARKET BONDS, TWO AREAS THE FUND HAD OVERWEIGHTED, RALLIED STRONGLY DURING THE MAJORITY OF THE PERIOD. BELOW, LEAD PORTFOLIO MANAGER PAT BEIMFORD DISCUSSES THE MARKET'S BEHAVIOR AND THE FUND'S PERFORMANCE.

Q     PAT, FOR THE SIX-MONTH PERIOD, THE FUND'S TOTAL RETURN WAS 0.64 PERCENT
(BASED ON NET ASSET VALUE) VERSUS -0.48 PERCENT FOR ITS PEER GROUP AVERAGE AS MEASURED BY THE LIPPER CLOSED-END GENERAL BOND FUND INDEX. BEFORE WE DISCUSS THE FUND'S PERFORMANCE, COULD YOU DESCRIBE WHAT HAPPENED IN WORLDWIDE FIXED INCOME MARKETS?

A     Certainly. In a nutshell, the beginning of the fiscal year marked a startling reversal of investor expectations. Last fall, we saw a worldwide "flight-to-quality" (see Terms To Know on page 2) as turbulent overseas markets prompted investors to seek a safe, liquid haven for their assets. U.S. government bonds were the instruments of choice, and the powerful demand for Treasuries pushed yields down substantially. This was at a time when the U.S. economy appeared to be growing well without a hint of inflation.

      All that began to change last fall. The Federal Reserve cut the Federal funds rate three times to show support for international markets and to signal its commitment to worldwide economic growth. As the ensuing months indicate, the Fed's strategy worked well, perhaps TOO well. Asian economies began to show signs of renewed life and Latin America managed to avoid the catastrophe that many economists predicted. However, the U.S. economy continued to gain strength, prompting investors to wonder if inflation might again become a threat. In the early months of 1999, investors' fears began to intensify as U.S. GDP growth topped 6 percent, the labor market became even tighter and oil prices began trending up.

      The result of all this was a "flight FROM quality" as investors, confident that global economies were back on track, began to seek income rather than stability. Emerging market bonds skyrocketed and high yield corporate bonds staged a powerful rally. Meanwhile interest rates in the U.S. moved up steadily, depressing Treasury bond prices. By May 27, 1999, 30-year Treasury bond yields had risen to 5.84 percent from 5.18 percent six months earlier.

      In May, all fixed income markets suffered a setback as inflation fears caused the Federal Reserve to change its bias from neutral to one predisposed to tightening. With higher rates now more likely, high yield bonds and emerging market bonds retraced some of their gains, but remained in positive territory year-to-date. For example, for the six-month period ended May 31, 1999, high yield bonds were up 2.53 percent according to the Lehman Brothers High Yield Bond Index.* Emerging market bonds were up 3.19 percent as measured by the JP Morgan Emerging Markets Composite Index.** In contrast, 10-year Treasuries+ were down 4.66 percent and the Lehman Brothers Long Government Bond Index++ tumbled
5.76 percent for the six-month period ended May 31, 1999.

 * LEHMAN BROTHERS HIGH YIELD BOND INDEX IS GENERALLY REPRESENTATIVE OF THE PERFORMANCE OF CORPORATE BOND RATES BELOW INVESTMENT GRADE. THIS INDEX IS CALCULATED MONTHLY AND INCLUDES THE EFFECT OF REINVESTMENT OF DIVIDENDS. SOURCE IS LIPPER ANALYTICAL SERVICES, INC.

** JP MORGAN EMERGING MARKETS COMPOSITE INDEX IS GENERALLY REPRESENTATIVE OF THE
   PERFORMANCE OF EXTERNAL DEBT INSTRUMENTS IN THE EMERGING MARKETS. IT INCLUDES THE EFFECT OF REINVESTMENT OF DIVIDENDS. SOURCE IS J.P. MORGAN AND CO., INC.

 + 10-YEAR TREASURIES GENERALLY REPRESENTATIVE OF THE RETURN FOR 10-YEAR
   TREASURIES AND INCLUDES THE EFFECTS OF REINVESTMENT OF DIVIDENDS AND REFLECT CUMULATIVE MONTHLY RETURNS. SOURCE IS TOWERSDATA SYSTEMS.

++ LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS GENERALLY REPRESENTATIVE OF THE
   PERFORMANCE OF GOVERNMENT AND AGENCY BONDS WITH A MATURITY OF TEN YEARS AND GREATER. THE INDEX IS CALCULATED MONTHLY AND INCLUDES THE EFFECT OF REINVESTMENT OF DIVIDENDS. SOURCE IS LIPPER ANALYTICAL SERVICES, INC.

PERFORMANCE UPDATE

Q     HOW DID YOU POSITION THE FUND TO RESPOND?

A     The first six months of the fiscal year was one of those rare times when exactly what you think will happen does happen. The result was strong relative performance for the fund.

      Late last year we determined interest rates on high quality U.S. bonds (i.e., Treasuries and mortgages) would likely remain unchanged, or would possibly move higher. As interest rates rise, prices fall on bonds. When you're looking at flat or rising interest rates, you want to look for income. So we asked ourselves what investment vehicles, of those in which the fund can invest, were most likely to provide the most income. Our answer was to exit U.S. Treasuries and move into other income-enhancing sectors, mostly high-yield bonds and emerging market bonds.

      The high-yield market rallied following the Fed's rate cuts last fall as did foreign currency bonds. Treasury bonds, as we mentioned above, underperformed dramatically. So our asset allocation decisions were right on target. In May, during the downturn that affected all fixed income investments both domestic and global, the fund's income-oriented positioning hurt it a bit more than its competitors. Despite giving back a portion of its gains in May, the fund outperformed its peer group average during the first half of the fiscal year.

Q     WHAT IS YOUR OUTLOOK FOR THE MULTI-MARKET BOND FUND MARKET?

A     We anticipate the domestic economy will remain on solid footing. Interest rates may continue to rise somewhat further. The market needs proof the economy is going to slow down, although there is a natural stopping point to how high rates can go when inflation is so low. For the time being, we feel the fund is well positioned for this outlook. With the fund's flexibility to move in and out of sectors, we believe it is in a good position to benefit from fluctuations in different markets during various economic cycles.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                      ON 5/31/99              ON 11/30/98
--------------------------------------------------------------------------------
    HIGH YIELD CORPORATE BONDS            65%                      58%
--------------------------------------------------------------------------------
    EMERGING MARKETS
    (U.S. DOLLAR-DENOMINATED)             22                       13
--------------------------------------------------------------------------------
    FOREIGN CURRENCY BONDS                 4                        5
--------------------------------------------------------------------------------
    MORTGAGES                              5                        8
--------------------------------------------------------------------------------
    TREASURY NOTES AND BONDS               2                       13
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                   2                        3
--------------------------------------------------------------------------------
                                         100%                     100%

                                     [PIE CHART]              [PIE CHART]
                                     ON 5/31/99               ON 11/30/98

LONG-TERM FIXED INCOME SECURITIES RATINGS

--------------------------------------------------------------------------------
                                      ON 5/31/99              ON 11/30/98
--------------------------------------------------------------------------------
    AAA                                   12%                      27%
--------------------------------------------------------------------------------
    BBB                                    4                       --
--------------------------------------------------------------------------------
    BB                                    20                       17
--------------------------------------------------------------------------------
    B                                     56                       50
--------------------------------------------------------------------------------
    BELOW B                                6                        6
--------------------------------------------------------------------------------
    NOT RATED                              2                       --
--------------------------------------------------------------------------------
                                         100%                     100%

                                     [PIE CHART]              [PIE CHART]
                                     ON 5/31/99               ON 11/30/98

THE RATINGS OF STANDARD AND POOR'S CORPORATION
(S&P) AND MOODY'S INVESTORS SERVICES, INC.
(MOODY'S) REPRESENT THEIR OPINIONS AS TO THE
QUALITY OF SECURITIES THAT THEY UNDERTAKE TO RATE.
THE PERCENTAGE SHOWN REFLECTS THE HIGHER OF MOODY'S
OR S&P RATINGS. PORTFOLIO COMPOSITION WILL CHANGE
OVER TIME. RATINGS ARE RELATIVE AND SUBJECTIVE AND
NOT ABSOLUTE STANDARDS OF QUALITY.

AVERAGE MATURITY

--------------------------------------------------------------------------------
                                      ON 5/31/99              ON 11/30/98
--------------------------------------------------------------------------------
    AVERAGE MATURITY                  9.3 years                9.6 years
--------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER MULTI-MARKET INCOME TRUST
Portfolio of Investments at May 31, 1999 (unaudited)
(DOLLARS IN THOUSANDS)


-------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT OBLIGATIONS                                                          PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------

                                            U.S. Treasury Bond, 13.25%, 2014                  $ 3,900         $  5,989
                                            Federal Home Loan Mortgage Corp., 6.50%,
                                              2023                                              5,413            5,313
                                            Government National Mortgage Association
                                            6.50%, 2024                                         5,786            5,664
                                            8.00%, 2024                                           806              838
                                            ------------------------------------------------------------------------------
                                            TOTAL U.S. GOVERNMENT OBLIGATIONS--7.8%
                                            (Cost: $17,367)                                                     17,804
                                            ------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
    FOREIGN GOVERNMENT OBLIGATIONS

    (PRINCIPAL AMOUNT IN
    U.S. DOLLARS EXCEPT AS NOTED)
                                            Argentine Republic
                                            11.375%, 2017                                       6,750            5,898
                                            9.75%, 2027                                         1,000              771
                                            Federative Republic of Brazil
                                            11.625%, 2004                                       2,625            2,395
                                        (c) 6.125%, 2006                                        2,612            1,917
                                        (c) 6.188%, 2009                                        3,250            2,084
                                            10.125%, 2027                                       2,500            1,825
                                            German Bundesrepublic, 6.00%, 2007              DEM 7,158            8,449
                                            Government of Jamaica, 10.875%, 2005                1,000              900
                                        (c) Kingdom of Morocco, 6.063%, 2009                    1,000              786
                                        (c) Republic of Bulgaria, 6.688%, 2011                  5,500            3,520
                                            Republic of Panama, 8.875%, 2027                    3,750            3,281
                                            Republic of Peru, 4.00%, 2017                       2,500            1,519
                                            Republic of Philippines, 8.875%, 2008               7,750            7,498
                                            Republic of Turkey, 12.00%, 2008                    1,900            1,891
                                        (c) Republic of Venezuela, 5.938%, 2007                 6,214            4,567
                                            United Mexican States
                                            9.875%, 2007                                        2,430            2,382
                                            10.375%, 2009                                       1,550            1,538
                                            11.375%, 2016                                       4,700            4,959
                                            11.50%, 2026                                        1,750            1,932
                                            ------------------------------------------------------------------------------
                                            TOTAL FOREIGN GOVERNMENT OBLIGATIONS--25.5%
                                            (Cost: $63,128)                                                     58,112
                                            ------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
    CORPORATE OBLIGATIONS

    BASIC INDUSTRIES--8.6%
                                            Allied Waste Industries, 7.625%, 2006                 100               94
                                            Atlantis Group, Inc., 11.00%, 2003                    350              357
                                            Bar Technologies, 13.50%, 2001                        550              566
                                            Dimac Corp., 12.50%, 2008                           1,030              721
                                            Doman Industries, Ltd.
                                            8.75%, 2004                                           360              252
                                            9.25%, 2007                                           620              409
                                            Euramax International, PLC, 11.25%, 2006            1,195            1,243
                                            Gaylord Container Corp.
                                            9.75%, 2007                                           780              757
                                            9.875%, 2008                                          625              550
                                            Golden Northeast Aluminum, Inc., 12.00%,
                                              2006                                              1,340            1,380
                                            GS Technologies
                                            12.00%, 2004                                          250              225
                                            12.25%, 2005                                        1,610            1,449
                                            Hines Horticulture, Inc., 11.75%, 2005              1,442            1,539
                                            Huntsman Polymer Corp., 11.75%, 2004                  655              694

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------
                                            Metal Management, Inc., 10.00%, 2008              $   260         $    205
                                            Metals USA, Inc., 8.625%, 2008                        175              166
                                            Millar Western Forest Products, Ltd.,
                                              9.875%, 2008                                        495              470
                                            MMI Products, Inc., 11.25%, 2007                      570              593
                                            Neenah Corp., 11.125%, 2007                           220              218
                                            Norampac, Inc., 9.50%, 2008                           420              437
                                            Pen Holdings, Inc., 9.875%, 2008                      330              338
                                            Plainwell, Inc., 11.00%, 2008                         335              268
                                            Renco Steel Holdings Co., 10.875%, 2005               340              308
                                            Riverwood International Corp.
                                            10.25%, 2006                                          140              141
                                            10.625%, 2007                                         160              165
                                            10.875%, 2008                                       1,515            1,477
                                            Spinnaker Industries, 10.75%, 2006                  1,880            1,391
                                            Stone Container Corp.
                                            12.25%, 2002                                           40               40
                                            11.50%, 2006                                          275              296
                                            Tembec Industries, Inc., 8.625%, 2009                 170              170
                                            Terra Industries, Inc.
                                            10.75%, 2003                                          630              630
                                            10.50%, 2005                                          200              199
                                            Texas Petrochemicals Corp., 11.125%, 2006             470              428
                                            UCC Investors Holdings, Inc., 10.50%, 2002            410              443
                                            United Rentals, Inc., 9.25%, 2009                     500              502
                                            Wells Aluminum Corp., 10.125%, 2005                   490              483
                                            ------------------------------------------------------------------------------
                                                                                                                19,604
--------------------------------------------------------------------------------------------------------------------------

    CAPITAL GOODS--6.4%
                                            AEP Industries, Inc., 9.875%, 2007                    170              171
                                            Axiohm Transaction Solutions, Inc., 9.75%,
                                              2007                                                180              159
                                            BE Aerospace, Inc., 9.50%, 2008                       510              528
                                            Berry Plastics Corp., 12.25%, 2004                    150              158
                                            BPC Holdings Corp., 12.50%, 2006                      230              241
                                            Building Materials Corp., 8.00%, 2008                 500              475
                                            Congoleum Corp., 8.625%, 2008                         270              259
                                            Consumers International, 10.25%, 2005                 760              783
                                            Day International Group, Inc., 11.125%,
                                              2005                                                750              799
                                            DeCrane Aircraft Holdings, Inc., 12.00%,
                                              2008                                                350              357
                                            Desa International, 9.875%, 2007                    1,150              897
                                            Fairchild Corp., 10.75%, 2009                         310              308
                                            Falcon Building Products, Inc.
                                            9.50%, 2007                                           485              461
                                        (b) 10.50%, 2007                                           30               19
                                            Eagle-Picher Holdings, Inc., 9.375%, 2008           1,070            1,030
                                            Foamex, L.P., 13.50%, with warrants, 2005             270              257
                                            Fonda Group, 9.50%, 2007                              985              857
                                            Graham Packaging Co.
                                            8.75%, 2008                                           180              178
                                        (b) 10.75%, 2009                                          160              112
                                        (b) Grove Holdings, L.L.C., 11.625%, 2009                 100               38
                                            Grove Investors, PIK, 14.50%, 2010                    173              114
                                            IMPAC Group, Inc., 10.125%, 2008                      600              585
                                            Integrated Electrical Services, Inc.,
                                              9.375%, 2009                                        610              613
                                            Kevco, Inc., 10.375%, 2007                            860              585
                                            Knoll, Inc., 10.875%, 2006                            504              554

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------
                                            Nortek, Inc.
                                            9.875%, 2004                                      $    50         $     51
                                            9.125%, 2007                                          680              687
                                            8.875%, 2008                                          130              130
                                            Printpack, Inc.
                                            9.875%, 2004                                           30               30
                                            10.625%, 2006                                         290              281
                                        (b) SF Holdings Group, Inc., 12.75%,
                                            with warrants, 2008                                   550              202
                                            Terex Corp., 8.875%, 2008                             550              533
                                            Transdigm, Inc., 10.375%, 2008                      1,210            1,198
                                            U.S. Can Corp., 10.125%, 2006                         260              273
                                            Werner Holdings, Inc., 10.00%, 2007                   600              604
                                            ------------------------------------------------------------------------------
                                                                                                                14,527
--------------------------------------------------------------------------------------------------------------------------

    COMMUNICATIONS--14.4%
                                            Allegiance Telecom, Inc.
                                        (b) 11.75%, 2008                                          635              387
                                            12.875%, 2008                                         500              540
                                            American Cellular Corp., 10.50%, 2008               1,010            1,045
                                            Call-Net Enterprises
                                        (b) 9.27%, 2007                                           300              186
                                        (b) 8.94%, 2008                                           330              182
                                            9.375%, 2009                                          150              143
                                        (b) 10.80%, 2009                                          200              110
                                            Centennial Cellular, 10.75%, 2008                     250              260
                                            ComCast Cellular, 9.50%, 2007                          60               67
                                        (b) Communications Cellular, zero coupon, 2005            100               66
                                        (b) Crown Castle International Corp.,
                                            10.625%, 2007                                       1,470            1,007
                                            Dobson Communication Corp., 11.75%, 2007              920              966
                                        (b) Dolphin Telecom, Inc., PLC, 14.00%, 2009              500              245
                                        (b) Econophone, Inc.,
                                            11.00%, with warrants, 2008                           160              117
                                            Esprit Telecom Group, PLC
                                            11.50%, 2007                                          550              589
                                            10.875%, 2008                                         200              210
                                            Global Crossing Holdings, Ltd., 9.625%,
                                              2008                                                830              909
                                            Global Telesystems Group, 9.875%, 2005                360              348
                                        (b) ICG Holdings, Inc., 13.50%,
                                            with warrants, 2005                                 1,775            1,597
                                            Impsat Corp., 12.375%, 2008                           440              383
                                            Intermedia Communications of Florida, Inc.
                                            11.25%, 2006                                          380              424
                                        (b) 12.50%, 2006                                          290              241
                                            8.875%, with warrants, 2007                           170              191
                                        (b) 11.25%, 2007                                          700              504
                                            KMC Telecom Holdings, Inc.
                                        (b) 12.50%, with warrants, 2008                           930              501
                                            13.50%, 2009                                          200              200
                                            Level 3 Communications, Inc.
                                            9.125%, 2008                                        1,120            1,092
                                        (b) 10.50%, 2008                                        2,530            1,505
                                            Long Distance International, Inc.,
                                              12.25%, with warrants, 2008                         300              166
                                            McLeod USA, Inc.
                                            9.25%, 2007                                           360              358
                                        (b) 10.50%, 2007                                        1,045              799
                                            9.50%, 2008                                           110              111

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------
                                            Metronet Communications
                                        (b) 10.75%, 2007                                      $   220         $    176
                                            12.00%, with warrants, 2007                           150              179
                                        (b) 9.95%, 2008                                           570              423
                                            10.625%, 2008                                         350              400
                                            MGC Communications, 13.00%, 2004                    1,420            1,278
                                        (b) Millicom International Cellular, S.A.,
                                            13.50%, 2006                                          870              653
                                            Netia Holdings
                                            10.25%, 2007                                          830              747
                                        (b) 11.25%, 2007                                          880              563
                                        (b) Nextel Communications, Inc.
                                            9.75%, 2004                                           810              828
                                            9.75%, 2007                                           295              198
                                            10.65%, 2007                                          495              347
                                            9.95%, 2008                                           440              290
                                            Nextlink Communications, Inc.
                                        (b) 12.25%, 2004                                          500              276
                                            12.50%, 2006                                          640              685
                                        (b) 9.45%, 2008                                           240              139
                                            10.75%, 2008                                          470              470
                                        (b) Pinnacle Holdings, Inc., 10.00%, 2008                 460              274
                                            Price Communications Wireless, Inc.,
                                              9.125%, 2006                                        540              558
                                            Primus Telecommunications Group, Inc.
                                            11.75%, with warrants, 2004                           370              382
                                            9.875%, 2008                                           50               48
                                            11.25%, 2009                                          170              174
                                        (b) PTC International Finance, 10.75%, 2007             2,530            1,872
                                            RCN Corp.
                                            10.00%, 2007                                          780              780
                                        (b) 11.00%, 2008                                          220              133
                                            Rogers Cantel Mobile Communications, Inc.
                                            9.375%, 2008                                           40               42
                                            9.75%, 2016                                           100              112
                                        (b) SBA Communications Corp., 12.00%, 2008                980              583
                                        (b) Spectrasite Holdings, Inc.
                                            12.00%, 2008                                          530              334
                                            11.25%, 2009                                          260              152
                                            Tele1 Europe, PLC, 13.00%, 2009                       500              500
                                        (b) Telecorp, Inc., 11.625%, 2009                         250              129
                                            Teligent, Inc., 11.50%, 2007                          480              466
                                        (b) Tritel PCS, Inc., 12.75%, 2009                        220              112
                                            Triton Communications, L.L.C., 11.00%,
                                        (b)   2008                                              1,810            1,086
                                            U.S. Xchange, L.L.C., 15.00%, 2008                    260              268
                                            USA Mobile Communications Holdings, Inc.,
                                              14.00%, 2004                                        410              410
                                            Versatel Telecom, 13.25%, with warrants,
                                              2008                                                350              389
                                            Viatel, Inc.
                                            11.25%, 2008                                          230              230
                                        (b) 12.50%, 2008                                          480              293
                                            Winstar Equipment II, 12.50%, 2004                    410              414
                                            ------------------------------------------------------------------------------
                                                                                                                32,842
--------------------------------------------------------------------------------------------------------------------------

    CONSUMER CYCLICALS--9.9%
                                        (b) American Lawyer Media, Inc., 12.25%, 2008              70               46
                                            AMF Bowling Worlwide, Inc.
                                            10.875%, 2006                                         550              457
                                        (b) 12.25%, 2006                                          288              184
                                            Avondale Mills, Inc., 10.25%, 2006                    110              111

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------
                                            Budget Group, 9.125%, 2006                        $ 1,000         $    960
                                            Cinemark USA, Inc., 9.625%, 2008                      570              573
                                            Circus Circus Enterprises, Inc., 9.25%,
                                              2005                                                260              265
                                            Coinmach Corp., 11.75%, 2005                        1,035            1,138
                                            Cole National Group, Inc.
                                            9.875%, 2006                                          240              240
                                            8.625%, 2007                                           50               48
                                            Corporate Express, Inc., 4.50%, 2000                  650              585
                                            Del Webb Corp., 9.75%, 2009                           610              592
                                            Dyersburg Corp., 9.75%, 2007                        1,085              532
                                            Eldorado Resorts, 10.50%, 2006                        540              560
                                            Finlay Enterprises, Inc., 9.00%, 2008                 160              153
                                            Finlay Fine Jewelry Corp., 8.375%, 2008                40               39
                                            Florida Panthers Holdings, 9.90%, 2009                150              146
                                            Forecast Group, L.P., 11.375%, 2000                   150              148
                                            Fortress Group, 13.75%, 2003                          640              541
                                            Galey & Lord, Inc., 9.125%, 2008                      230              147
                                            Guitar Center Management, 11.00%, 2006                 87               91
                                            Harvey's Casino Resorts, 10.625%, 2006                690              721
                                            Hovnanian Enterprises
                                            11.25%, 2002                                           46               47
                                            9.75%, 2005                                           130              127
                                            9.125%, 2009                                          100               97
                                            Imax Corp., 7.875%, 2005                              100               96
                                            Imperial Home Decor Group, Inc., 11.00%,
                                              2008                                                170              138
                                            Iron Age Corp.
                                            9.875%, 2008                                          160              117
                                        (b) 12.125%, 2009                                         140               39
                                            J. Crew Group, Inc.
                                            10.375%, 2007                                         990              983
                                        (b) 13.125%, 2008                                         910              546
                                            Kindercare Learning Centers, Inc., 9.50%,
                                              2009                                                610              624
                                            La Petite Academy, Inc., 10.00%, 2008               1,010              990
                                            Mohegan Tribal Gaming Authority, 8.75%,
                                              2009                                                320              320
                                            Motors and Gears, Inc., 10.75%, 2006                  230              232
                                            National Vision Association, Ltd., 12.75%,
                                              2005                                              2,100            2,184
                                            Nine West Group, Inc., 9.00%, 2007                    520              577
                                            Pamida Holdings Corp., 11.75%, 2003                 1,970            2,049
                                            Phillips-Van Heusen Corp., 9.50%, 2008                350              350
                                            Pillowtex Corp., 9.00%, 2007                          150              144
                                            Players International, Inc., 10.875%, 2005            250              264
                                            Premier Parks, Inc., 12.00%, 2003                     260              279
                                            Regal Cinemas, Inc.
                                            9.50%, 2008                                           410              390
                                            8.625%, 2010                                          100               92
                                            Six Flags Entertainment Corp., 12.25%,
                                              2005                                                950            1,062
                                            Specialty Retailers, Inc.
                                            8.50%, 2005                                           140               95
                                            9.00%, 2007                                           550              319
                                        (b) Spincycle, Inc., 12.75%, 2005                         530              191
                                            Station Casinos, Inc.
                                            10.125%, 2006                                       1,230            1,267
                                            9.75%, 2007                                           190              194
                                            Toll Corp., 8.125%, 2009                              110              107

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------

                                            United Artists Theatre Circuit, Inc.,
                                              9.75%, 2008                                     $   410         $    328
                                            Venture Holdings Corp., 11.00%, 2007                   80               81
                                            ------------------------------------------------------------------------------
                                                                                                                22,606
--------------------------------------------------------------------------------------------------------------------------

    CONSUMER
    NON-CYCLICALS--4.5%
                                            Abbey Healthcare Group, Inc., 9.50%, 2002             450              450
                                            Advantica Restaurant Group, Inc., 11.25%,
                                              2008                                              1,194            1,182
                                            AFC Enterprises, Inc., 10.25%, 2007                   820              840
                                            Agrilink Foods, Inc., 11.875%, 2008                 1,000            1,035
                                            ALARIS Medical Systems, Inc., 11.125%,
                                        (b)   2008                                                280              162
                                            Ameriking, Inc., 10.75%, 2006                         590              608
                                            Carrols Corp., 9.50%, 2008                            330              324
                                            Dade International, Inc., 11.125%, 2006               400              416
                                            Doskocil Manufacturing Co., 10.125%, 2007             220              121
                                            Hedstrom Corp., 10.00%, 2007                          670              600
                                            Herff Jones, Inc., 11.00%, 2005                       290              313
                                            Jafra Cosmetics International, Inc.,
                                              11.75%, 2008                                        360              310
                                            Krystal, Inc., 10.25%, 2007                         1,230            1,288
                                            Magellan Health Services, Inc., 9.00%,
                                              2008                                                670              563
                                        (b) Mariner Post-Acute Network, Inc.,
                                            10.50%, 2007                                        2,950              561
                                            Mastellone Hermanos, S.A., 11.75%, 2008               170              128
                                            MEDIQ, Inc., 11.00%, 2008                             190              163
                                            Pathmark Stores, Inc., 9.625%, 2003                   250              257
                                            Perkins Family Restaurants, L.P., 10.125%,
                                              2007                                                340              357
                                        (b) Restaurant Co., 11.25%, 2008                          350              224
                                            Sealy Matress Co.
                                            9.875%, 2007                                          160              156
                                        (b) 10.875%, 2007                                         320              208
                                        (a) Vencor, Inc., 9.875%, 2005                            260               37
                                            ------------------------------------------------------------------------------
                                                                                                                10,303
--------------------------------------------------------------------------------------------------------------------------

    ENERGY--2.1%
                                            Benton Oil & Gas Co., 11.625%, 2003                   445              307
                                            Clark Refining and Manufacturing, Inc.,
                                              8.875%, 2007                                         60               53
                                            Continental Resources, Inc., 10.25%, 2008             400              298
                                            Gulfmark Offshore, Inc., 8.75%, 2008                  210              196
                                            Key Energy Group, Inc., 14.00%, 2009                  150              151
                                            Mariner Energy, Inc., 10.50%, 2006                    440              383
                                            Ocean Energy, Inc., 10.375%, 2005                     180              190
                                            Pacalta Resources, Ltd., 10.75%, 2004               1,390            1,626
                                            Pride International, Inc., 10.00%, 2009               170              171
                                            R&B Falcon Finance Corp.
                                            11.00%, 2006                                          750              754
                                            9.50%, 2008                                           250              222
                                            RAM Energy, Inc., 11.50%, 2008                        150               78
                                            Stone Energy Corp., 8.75%, 2007                       390              382
                                            ------------------------------------------------------------------------------
                                                                                                                 4,811

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL--6.3%

                                            Banco Nacional de Desenvolvi, 10.30%, 2008          $ 4,250         $  3,528
                                            HMH Properties, Inc., 7.875%, 2008                      500              462
                                            Intertek Finance, PLC, 10.25%, 2006                     680              660
                                            Riverside Loan Trust, 7.437%, 2008                   10,000            9,690
                                            ------------------------------------------------------------------------------
                                                                                                                  14,340
--------------------------------------------------------------------------------------------------------------------------
MEDIA--8.7%

                                            Adelphia Communications Corp., 7.875%, 2009             120              114
                                            Avalon Cable Holdings, Inc.
                                            9.375%, 2008                                            120              122
                                        (b) 11.875%, 2008                                           440              295
                                            Bresnan Communications Co., L.P.
                                            8.00%, 2009                                             100               99
                                        (b) 9.50%, 2009                                           1,170              766
                                        (b) Capstar Broadcasting Corp., 12.75%, 2009                670              563
                                            Century Communications Corp., 8.375%, 2007              200              200
                                            Chancellor Media Corp.
                                            8.125%, 2007                                            240              235
                                            9.00%, 2008                                             130              134
                                            Charter Communication Holdings, L.L.C.
                                            8.25%, 2007                                             840              819
                                        (b) 9.92%, 2011                                           1,100              679
                                        (b) Comcast UK Cable Partners, Ltd., 11.20%, 2007         1,080              969
                                            CSC Holdings, Inc.
                                            9.25%, 2005                                              40               42
                                            8.125%, 2009                                            340              354
                                            10.50%, 2016                                            340              394
                                        (b) Diamond Cable Communications, PLC,
                                            13.25%, 2004                                            525              546
                                        (b) Diva Systems Corp., 12.625%, with warrants, 2008        810              272
                                            EchoStar DBS Corp.
                                            9.25%, 2006                                             350              353
                                            9.375%, 2009                                            530              534
                                            Falcon Holding Group, L.P.
                                            8.375%, 2010                                            910              908
                                        (b) 9.285%, 2010                                            300              209
                                            Frontiervision Capital Corp.
                                            11.00%, 2006                                            330              366
                                        (b) 11.875%, 2007                                           420              364
                                            Interep National Radio Sales, Inc., 10.00%, 2008        270              277
                                            Mediacom, L.L.C., 8.50%, 2008                           410              397
                                            Metromedia Fiber Network, Inc., 10.00%, 2008            880              909
                                            NTL, Inc.
                                            11.50%, 2008                                            940            1,034
                                        (b) 12.375%, 2008                                         1,230              824
                                            Ono Financial, PLC, 13.00%, 2009                        140              139
                                            Outdoor Systems, Inc.
                                            9.375%, 2006                                            600              652
                                            8.875%, 2007                                            250              266
                                        (b) PX Escrow, Corp., 9.625%, 2006                          465              284
                                        (b) Radio Unica Corp., 11.75%, 2006                         360              209
                                            Salem Communications Corp., 9.50%, 2007                 260              269
                                            SFX Entertainment, Inc., 9.125%, 2008                   840              817
                                            Sinclair Broadcasting Group, Inc., 8.75%, 2007          240              235


PORTFOLIO OF INVESTMENTS

--------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT
                                                                                          OR NUMBER OF SHARES    VALUE
--------------------------------------------------------------------------------------------------------------------------
                                            Star Choice, 13.00%, with warrants, 2005            $   275         $    298
                                            TeleWest Communications, PLC
                                        (b) 11.00%, 2007                                            515              456
                                            11.25%, 2008                                            360              408
                                        (b) 9.25%, 2009                                              60               39
                                            Transwestern Publishing Co., L.L.C.
                                            9.625%, 2007                                          1,540            1,578
                                        (b) 11.875%, 2008                                         1,160              835
                                        (b) 21st Century Telecommunications, Inc.,
                                            12.25%, with warrants, 2008                             310              144
                                        (b) United International Holdings, Inc.,
                                            10.75%, 2008                                            800              520
                                            ------------------------------------------------------------------------------
                                                                                                                  19,927
--------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--1.6%

                                            Cherokee International Corp., 10.50%, 2009            1,140            1,140
                                        (b) IPC Information Systems, 10.875%, 2008                1,610            1,179
                                            PSINet, Inc.
                                            10.00%, 2005                                            310              310
                                            11.50%, 2008                                            460              483
                                            Viasystems, Inc., 9.75%, 2007                           650              569
                                            ------------------------------------------------------------------------------
                                                                                                                   3,681
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--1.6%

                                            Accuride Corp., 9.25%, 2008                             190              186
                                            Airxcel, 11.00%, 2007                                   540              525
                                            Petro Stopping Centers, 10.50%, 2007                    820              873
                                            TFM, S.A. de C.V., 10.25%, 2007                         940              837
                                            Trans World Airlines, Inc., 11.375%, 2006               220              111
                                        (b) Transtar Holdings, Inc., 13.375%, 2003                  200              198
                                            Travelcenters America, 10.25%, 2007                     900              918
                                            ------------------------------------------------------------------------------
                                                                                                                   3,648
                                            ------------------------------------------------------------------------------
                                            TOTAL CORPORATE OBLIGATIONS--64.1%
                                            (Cost: $152,865)                                                     146,289
                                            ------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
COMMON AND PREFERRED
STOCK
                                        (a) Capital Pacific Holdings, warrants                    1,185shs.            1
                                            Clark USA, PIK, preferred                             1,173               76
                                            Crown American Realty Trust, preferred                6,240              300
                                            Dobson Communications, PIK, preferred                   228              205
                                        (a) Eagle-Picher Holdings, Inc., preferred                   40              204
                                        (a) MGC Communications, Inc.                              2,156               59
                                            Nextel Communications, PIK, preferred                   211              211
                                        (a) SF Holdings Group, Inc.                                   1                3
                                        (a) SF Holdings Group, Inc., PIK, preferred                  10               25
                                            Sinclair Capital, preferred                           3,600              382
                                            21st Century Telecommunications Group, Inc.,
                                            preferred                                                70               36
                                            Viatel, Inc., preferred                               2,886              129
                                        (a) Waxman Industries, Inc., warrants                    12,154                1
                                            ------------------------------------------------------------------------------
                                            TOTAL COMMON AND PREFERRED STOCK--.7%
                                            (Cost: $1,874)                                                         1,632
                                            ------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
INSTRUMENTS
                                        (d) Repurchase agreement
                                            State Street Bank and Trust Co.
                                            dated 5/28/99, 4.80%, due 6/1/99                    $ 1,143         $  1,143
                                            ------------------------------------------------------------------------------
                                            Other
                                            Yield--4.72% to 5.00%
                                            Due--June 1999                                        3,100            3,096
                                            ------------------------------------------------------------------------------
                                            TOTAL MONEY MARKET INSTRUMENTS--1.9%
                                            (Cost: $4,239)                                                         4,239
                                            ------------------------------------------------------------------------------
                                            TOTAL INVESTMENT PORTFOLIO--100%
                                            (Cost: $239,473)                                                    $228,076
                                            ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

(c) Variable rate security. Rate shown is the effective rate on May 31, 1999 and the date shown represents the final maturity of the obligation.

(d) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. The collateral is monitored daily by the fund so that its market value exceeds the carrying value of the repurchase agreement.

   PIK denotes that interest or dividend is paid in kind.

Based on the cost of investments of $239,473,000 for federal income tax purposes at May 31, 1999, the gross unrealized appreciation was $3,321,000, the gross unrealized depreciation was $14,718,000 and the net unrealized depreciation on investments was $11,397,000.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

May 31, 1999 (unaudited)
(IN THOUSANDS)

------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------
Investments, at value
(Cost: $239,473)                                                $228,076
------------------------------------------------------------------------
Cash                                                                  13
------------------------------------------------------------------------
Receivable for:
  Investments sold                                                   181
------------------------------------------------------------------------
  Interest                                                         4,647
------------------------------------------------------------------------
    TOTAL ASSETS                                                 232,917
------------------------------------------------------------------------

------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
------------------------------------------------------------------------

Notes payable                                                     30,000
------------------------------------------------------------------------
Payable for:
  Investments purchased                                              276
------------------------------------------------------------------------
  Management fee                                                     154
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses               6
------------------------------------------------------------------------
  Trustees' fees                                                     130
------------------------------------------------------------------------
    Total liabilities                                             30,566
------------------------------------------------------------------------
NET ASSETS                                                      $202,351
------------------------------------------------------------------------

------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
------------------------------------------------------------------------

Paid-in capital                                                 $220,433
------------------------------------------------------------------------
Accumulated net realized loss on sales of investments and
foreign currency transactions                                     (8,678)
------------------------------------------------------------------------
Net unrealized depreciation on:
  Investments                                                    (11,397)
------------------------------------------------------------------------
  Foreign currency related transactions                               (6)
------------------------------------------------------------------------
Undistributed net investment income                                1,999
------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $202,351
------------------------------------------------------------------------
NET ASSET VALUE PER SHARE, $.01 PAR VALUE
($202,351 / 20,090 shares outstanding)                            $10.07
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Six months ended May 31, 1999 (unaudited)
(IN THOUSANDS)

-----------------------------------------------------------------------
NET INVESTMENT INCOME
-----------------------------------------------------------------------
  Interest                                                      $10,803
-----------------------------------------------------------------------
  Dividends                                                          66
-----------------------------------------------------------------------
    Total investment income                                      10,869
-----------------------------------------------------------------------
Expenses:
  Management fee                                                    885
-----------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             62
-----------------------------------------------------------------------
  Interest expense                                                  213
-----------------------------------------------------------------------
  Professional fees                                                  52
-----------------------------------------------------------------------
  Reports to shareholders                                           107
-----------------------------------------------------------------------
  Trustees' fees and other                                          107
-----------------------------------------------------------------------
    Total expenses                                                1,426
-----------------------------------------------------------------------
NET INVESTMENT INCOME                                             9,443
-----------------------------------------------------------------------

-----------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
-----------------------------------------------------------------------

Net realized loss on:
  Investments                                                      (302)
-----------------------------------------------------------------------
  Foreign currency transactions                                      (3)
-----------------------------------------------------------------------
                                                                   (305)
-----------------------------------------------------------------------
Change in net unrealized depreciation on:
-----------------------------------------------------------------------
  Investments                                                    (8,083)
-----------------------------------------------------------------------
  Foreign currency transactions                                      (6)
-----------------------------------------------------------------------
                                                                 (8,089)
-----------------------------------------------------------------------
Net loss on investments                                          (8,394)
-----------------------------------------------------------------------
Net increase in net assets resulting from operations            $ 1,049
-----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Six months ended May 31, 1999 (unaudited) and for the year ended November
30, 1998

(IN THOUSANDS)

                                                                  1999               1998
-------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------
  Net investment income                                         $  9,443             17,759
-------------------------------------------------------------------------------------------
  Net realized loss                                                 (305)            (1,501)
-------------------------------------------------------------------------------------------
  Change in net unrealized depreciation                           (8,089)            (8,004)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               1,049              8,254
-------------------------------------------------------------------------------------------
Distribution from net investment income                           (8,187)           (16,273)
-------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                      (7,138)            (8,019)
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------

Beginning of period                                              209,489            217,508
-------------------------------------------------------------------------------------------
END OF PERIOD                                                   $202,351            209,489
-------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    SIGNIFICANT
     ACCOUNTING POLICIES     DESCRIPTION OF FUND. Kemper Multi-Market Income
                             Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company.

                             SECURITY VALUATION. Investments are stated at value. Portfolio debt securities are valued by pricing agents approved by the officers of the fund, which quotations reflect broker/dealer supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Forward foreign currency contracts are valued at the prevailing forward exchange rate of the underlying currencies on that day. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair market value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             FOREIGN CURRENCY TRANSLATION. The books and records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

                             Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency exchange contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange grates is not separately disclosed.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FEDERAL INCOME TAXES. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

                             At November 30, 1998, the fund had a tax basis net loss carryforward of approximately $7,987,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or it will expire during the period 2002 through 2006.

                             DIVIDENDS TO SHAREHOLDERS. The fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .85% of average weekly net assets. The fund incurred a management fee of $885,000 for the six months ended
                             May 31, 1999.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC received shareholder services fees of $12,000 for the six months ended May 31, 1999.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. For the six months ended May 31, 1999, the fund made no payments to its officers and incurred trustees' fees of $9,000 to independent trustees.

--------------------------------------------------------------------------------

3    INVESTMENT
     TRANSACTIONS            For the six months ended May 31, 1999, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                             Purchases                                   $95,324

                             Proceeds from sales                          64,969

--------------------------------------------------------------------------------

4    NOTE PAYABLE            The Multi-Market Income Trust may borrow money for
                             leverage purposes up to a maximum of 5% of the total assets of the fund, including the amount borrowed. The note payable represents a $30,000,000 loan from Bank of America at May 31, 1999. The note bears interest at the Eurodollar Rate plus .45%
                             (5.45% at May 31, 1999) which is payable quarterly.
                             The loan amount and rate are reset periodically under a credit facility which is available until April 1, 2002.

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                    ENDED
                                                   MAY 31,              YEAR ENDED NOVEMBER 30,
                                                            ----------------------------------------------
                                                    1999         1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $10.42      10.83     10.97     10.90     10.35
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   .47        .88       .82       .87       .96
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                (.41)      (.48)     (.07)      .27       .60
----------------------------------------------------------------------------------------------------------
Total from investment operations                          .06        .40       .75      1.14      1.56
----------------------------------------------------------------------------------------------------------
Less distribution from net investment income              .41        .81       .89      1.07      1.01
----------------------------------------------------------------------------------------------------------
Net asset value per share, end of period               $10.07      10.42     10.83     10.97     10.90
----------------------------------------------------------------------------------------------------------
Market value per share, end of period                  $ 9.25       9.25     10.63     10.63     10.75
----------------------------------------------------------------------------------------------------------
 TOTAL RETURN (NOT ANNUALIZED)
----------------------------------------------------------------------------------------------------------
Based on net asset value                                  .64%      3.77      7.20     11.12     15.90
----------------------------------------------------------------------------------------------------------
Based on market value                                    4.47%     (5.46)     8.72      9.14     26.92
----------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------------
Expenses                                                 1.38%       .98      1.01       .99      1.02
----------------------------------------------------------------------------------------------------------
Net investment income                                    9.14%      8.25      7.61      8.06      9.13
----------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)           $202,351    209,489   217,508   219,939   217,183
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                       67%       118       304       310       271
----------------------------------------------------------------------------------------------------------

NOTE: Total return based on net asset value reflects changes in the fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure includes reinvestment of dividends. These figures will differ depending upon the level of any discount from or premium to net asset value at which the fund's shares trade during the period. Data for the period ended May 31, 1999 is unaudited.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held. Kemper Multi-Market Income Trust shareholders were asked to vote on a new investment management agreement with Scudder Kemper Investments, Inc. This item was approved. Below are the results:

         For      Against   Abstain
      17,008,777  456,928   347,025

TRUSTEES & OFFICERS

TRUSTEES                       OFFICERS
JAMES E. AKINS
Trustee                        MARK S. CASADY                KATHRYN L. QUIRK
                               President                     Vice President
JAMES R. EDGAR
Trustee                        PHILIP J. COLLORA             LINDA J. WONDRACK
                               Vice President and            Vice President
ARTHUR R. GOTTSCHALK           Secretary
Trustee                                                      MAUREEN E. KANE
                               JOHN R. HEBBLE                Assistant Secretary
FREDERICK T. KELSEY            Treasurer
Trustee                                                      CAROLINE PEARSON
                               J. PATRICK BEIMFORD, JR.      Assistant Secretary
THOMAS W. LITTAUER             Vice President
Trustee and                                                  ELIZABETH C. WERTH
Vice President                 ANN M. MCCREARY               Assistant Secretary
                               Vice President
FRED B. RENWICK                                              BRENDA LYONS
Trustee                        ROBERT C. PECK, JR.           Assistant Treasurer
                               Vice President
JOHN G. WEITHERS
Trustee





 -------------------------------------------------------------------------------
LEGAL COUNSEL                         VEDDER, PRICE KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 -------------------------------------------------------------------------------
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 419066
                                      Kansas City, MO 64141-6066
 -------------------------------------------------------------------------------
CUSTODIAN                             STATE STREET BANK AND TRUST COMPANY
                                      225 Franklin Street
                                      Boston, MA 02110
 -------------------------------------------------------------------------------
TRANSFER AGENT                        INVESTORS FIDUCIARY TRUST COMPANY
                                      801 Pennsylvania Avenue
                                      Kansas City, MO 64105

[KEMPER FUNDS LOGO]

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